UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2009

Date of reporting period:  May 31, 2009

Item 1. Schedule of Investments.

Geneva Advisors All Cap Growth Fund
Schedule of Investments
May 31, 2009 (Unaudited)

			Shares	Value
COMMON STOCKS - 95.63%
Biotechnology - 2.26%
Gilead Sciences, Inc. (a)			8,153	$351,394

Capital Markets - 6.97%
BlackRock, Inc.			2,536	404,492
The Charles Schwab Corp.			20,122	354,147
State Street Corp.			6,992	324,779
				1,083,418
Chemicals - 9.46%
Airgas, Inc.			11,009	465,240
Monsanto Co.			7,395	607,499
Praxair, Inc.			5,453	399,160
				1,471,899
Commercial Banks - 1.77%
HDFC Bank Ltd. - ADR (a)			2,760	274,620

Commercial Services & Supplies - 4.77%
Stericycle, Inc. (a)			10,465	523,041
Strayer Education, Inc.			1,185	218,360
				741,401
Communications Equipment - 3.88%
QUALCOMM, Inc.			13,830	602,850

Computers & Peripherals - 3.96%
Apple Computer, Inc. (a)			4,538	616,306

Diversified Consumer Services - 1.42%
Capella Education Co. (a)			4,230	220,764

Diversified Financial Services - 5.05%
IntercontinentalExchange, Inc. (a)			3,900	420,381
MSCI, Inc. (a)			17,150	364,780
				785,161
Diversified Telecommunication Services - 1.61%
Neutral Tandem, Inc. (a)			8,615	249,835

Energy Equipment & Services - 3.03%
Weatherford International Ltd. (a)			22,768	471,298

Food Products - 2.47%
Green Mountain Coffee Roasters, Inc. (a)			4,606	384,463

Health Care Equipment & Supplies - 3.84%
Alcon, Inc.			3,408	369,768
NuVasive, Inc. (a)			6,303	227,664
				597,432
Health Care Providers & Services - 1.75%
Medco Health Solutions, Inc. (a)			5,942	272,678

Hotels, Restaurants & Leisure - 2.23%
Chipotle Mexican Grill, Inc. (a)			4,376	346,535

Internet & Catalog Retail - 6.06%
Amazon.Com, Inc. (a)			7,311	570,185
Priceline.com, Inc. (a)			3,385	372,722
				942,907
Internet Software & Services - 6.31%
Baidu.com - ADR (a)			1,393	367,682
Google, Inc. (a)			1,472	614,163
				981,845
IT Services - 3.70%
Mastercard, Inc.			3,268	576,246

Media - 1.49%
Morningstar, Inc. (a)			5,610	232,366

Metals & Mining - 3.03%
Freeport-McMoRan Copper & Gold, Inc.			8,671	471,963

Oil, Gas & Consumable Fuels - 11.02%
Arena Resources, Inc. (a)			9,376	335,848
ConocoPhillips			4,379	200,733
Petroleo Brasileiro SA - ADR			7,433	327,275
Range Resources Corp.			8,864	406,060
Suncor Energy, Inc.			12,548	444,325
				1,714,241
Phosphatic Fertilizers - 3.62%
Mosaic Co.			10,297	563,246

Semiconductor & Semiconductor Equipment - 4.11%
Broadcom Corp. (a)			16,848	429,287
Silicon Laboratories, Inc. (a)			6,234	209,587
				638,874
Trading Companies & Distributors - 1.82%
Fastenal Co.			8,517	282,935

TOTAL COMMON STOCKS (Cost $14,053,007)				14,874,677

			Principal
			Amount	Value
SHORT TERM INVESTMENTS - 5.97%
Fidelity Institutional Government Portfolio			928,347	928,347

TOTAL SHORT TERM INVESTMENTS (Cost $928,347)				928,347

Total Investments (Cost $14,981,354) - 101.60%				15,803,024
Liabilities in Excess of Other Assets - (1.60)%				(248,496)
TOTAL NET ASSETS - 100.00%				$15,554,528

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing

The cost basis of investments for federal income tax purposes at May 31, 2009
	was as follows*:

	Cost of investments			$ 14,981,354
	Gross unrealized appreciation			1,487,415
	Gross unrealized depreciation			(665,745)
	Net unrealized appreciation			$ 821,670

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at May 31, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund’s investments carried at fair value:

		Level 1 -	Level 2 -	Level 3 -
		Quoted prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	$15,803,024	$15,803,024	$0	$0
Total	$15,803,024	$15,803,024	$0	$0

FAS 161 – Disclosures about Derivative Instruments and Hedging Activities

During the reporting period ended May 31, 2009 the Fund did not invest in derivative instruments or engage in hedging activities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By       /s/ Joseph Neuberger
  Joseph Neuberger, President

Date    7/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Joseph Neuberger
  Joseph Neuberger, President

Date   7/28/09

By       /s/ John Buckel
  John Buckel, Treasurer

Date   7/29/09